Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: August 10, 2023

Payment Date	8/15/2023
Collection Period Start	7/1/2023
Collection Period End	7/31/2023
Interest Period Start	7/17/2023
Interest Period End	8/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$16,384,463.11	$16,384,463.11	$—	—	Mar-24
Class A-2 Notes	$508,100,000.00	$16,441,093.08	$491,658,906.92	0.967642	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,138,864,463.11	$32,825,556.19	$1,106,038,906.92

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,257,187,841.03	$1,220,499,652.93	0.815985
YSOC Amount	$114,932,176.54	$111,069,544.63
Adjusted Pool Balance	$1,142,255,664.49	$1,109,430,108.30
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$16,384,463.11	4.90000%	ACT/360	$64,673.12
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$2,201,766.67
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,138,864,463.11			$4,775,159.12

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,257,187,841.03	$1,220,499,652.93
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,142,255,664.49	$1,109,430,108.30
Number of Receivables Outstanding	54,492	53,861
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,018,371.36
Principal Collections	$36,451,808.49
Liquidation Proceeds	$71,297.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$40,541,477.24
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$40,541,477.24

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,047,656.53	$1,047,656.53	$—	$—	$39,493,820.71
Interest - Class A-1 Notes	$64,673.12	$64,673.12	$—	$—	$39,429,147.59
Interest - Class A-2 Notes	$2,201,766.67	$2,201,766.67	$—	$—	$37,227,380.92
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$35,299,672.59
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$34,908,162.59
First Allocation of Principal	$—	$—	$—	$—	$34,908,162.59
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$34,850,871.59
Second Allocation of Principal	$2,314,354.81	$2,314,354.81	$—	$—	$32,536,516.78
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,475,948.78
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,915,948.78
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,844,306.78
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,284,306.78
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,284,306.78
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,893,105.40
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,893,105.40
Remaining Funds to Certificates	$1,893,105.40	$1,893,105.40	$—	$—	$—
Total	$40,541,477.24	$40,541,477.24	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$114,932,176.54
Increase/(Decrease)	$(3,862,631.91)
Ending YSOC Amount	$111,069,544.63

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,142,255,664.49	$1,109,430,108.30
Note Balance	$1,138,864,463.11	$1,106,038,906.92
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	17	$236,379.61
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	48	$71,297.39
Monthly Net Losses (Liquidation Proceeds)			$165,082.22
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.16%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$975,692.53
Cumulative Net Loss Ratio			0.07%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	81	$2,232,973.10
60-89 Days Delinquent	0.05%	23	$634,193.28
90-119 Days Delinquent	0.02%	7	$204,927.68
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	111	$3,072,094.06

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$36,185.88
Total Repossessed Inventory		5	$100,648.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$839,120.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.05%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.72	0.06%	27	0.05%